Document And Entity Information	3 Months Ended
Mar. 31, 2019
Document And Entity Information
Entity Registrant Name	SANUWAVE Health, Inc.
Document Type	S-1
Document Period End Date	Mar. 31, 2019
Amendment Flag	false
Entity Central Index Key	0001417663
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false